Significant Accounting Policies and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies and Basis of Presentation
2. SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION
Basis of Presentation and Principles of Consolidation
The consolidated financial statements, which include the accounts of Roku and its wholly-owned subsidiaries, have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. Certain prior period amounts reported in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period presentation.
Use of Estimates
The preparation of the Company’s consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, net revenue, and expenses. Significant items subject to such estimates and assumptions include:
•revenue recognition: determining the nature and timing of satisfaction of performance obligations, variable consideration, determining the stand-alone selling prices of performance obligations, and evaluation of customer versus vendor relationships;
•the impairment of long-lived assets;
•inventory reserves;
•valuation of consideration transferred, assets acquired, and liabilities assumed in connection with business combinations (see Note 4);
•valuation of strategic investments (see Note 9);
•useful lives of tangible and intangible assets;
•allowances for sales returns and sales incentives; and
•the valuation of deferred income tax assets.
The Company bases its estimates on historical experience and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results may differ from the Company’s estimates and assumptions.
Comprehensive Income (Loss)
Comprehensive income (loss) for the years ended December 31, 2025, 2024, and 2023 includes foreign currency translation adjustments.
Foreign Currency
The functional currency of some of the Company’s foreign subsidiaries is the U.S. dollar. Monetary assets and liabilities of these subsidiaries are remeasured into U.S. dollars from the local currency at exchange rates in effect at period-end and non-monetary assets and liabilities are remeasured at historical exchange rates. Revenue and expenses are translated using rates that approximate those in effect during the period. Foreign currency gains or losses from remeasurement are recorded as Other income, net in the consolidated statements of operations. The Company recorded foreign currency losses of $1.1 million, $6.4 million, and $1.5 million during the years ended December 31, 2025, 2024, and 2023, respectively.
The Company also has some foreign subsidiaries which use local currency as their functional currency. The financial statements of these subsidiaries are translated to U.S. dollars using month-end exchange rates for assets and liabilities, and average exchange rates for revenue and expenses. Translation gains and losses are recorded in accumulated other comprehensive income (loss) as a component of stockholders' equity.
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments purchased with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist primarily of bank deposit accounts and investments in money market funds.
The Company does not have a restricted cash balance as of December 31, 2025. The Company’s restricted cash balance as of December 31, 2024 was included in Prepaid expenses and other current assets in the consolidated balance sheets and was used to secure outstanding letters of credit related to operating leases for office facilities.
Short-term Investments
Short-term investments consist of time deposits that are carried at cost plus accrued interest, which approximates fair value. These investments are classified as held-to-maturity that are either short-term or long-term based on the remaining contractual maturity of the investment, and the Company’s intent is to hold these investments to maturity. Interest is recorded as income when earned.
Accounts Receivable, Net
Accounts receivable are typically unsecured and are derived from revenue earned from customers. They are stated at invoice value less estimated allowances for sales returns, sales incentives, credit losses, and other miscellaneous allowances. The Company performs ongoing credit evaluations of its customers to determine allowances for potential credit losses. The Company considers historical experience, ongoing promotional activities, historical claim rates, and other factors to determine the allowances for sales returns and sales incentives.
Allowance for Sales Returns: Allowance for sales returns consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$6,427	$7,808	$7,417
Add: Charged to revenue	15,669	16,502	16,560
Less: Utilization of sales return reserve	(17,557)	(17,883)	(16,169)
Ending balance	$4,539	$6,427	$7,808
Allowance for Sales Incentives: Allowance for sales incentives consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$63,367	$23,024	$28,903
Add: Charged to revenue	210,543	179,100	85,178
Less: Utilization of sales incentive reserve	(203,071)	(138,757)	(91,057)
Ending balance	$70,839	$63,367	$23,024
Allowance for Credit Losses: Allowance for credit losses consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$1,895	$2,213	$3,498
Provision for credit losses	2,439	790	1,674
Adjustments for write-off	(1,261)	(1,108)	(2,959)
Ending balance	$3,073	$1,895	$2,213
Concentrations of Credit Risk
The Company maintains its cash and cash equivalents and short-term investment balances with financial institutions of high credit quality and continuously monitors the amount of exposure to any one institution and diversifies as necessary in order to minimize its concentration risk. Such balances often exceed regulated insured limits.
Customers J and B each accounted for 11% of the Company’s accounts receivable, net balance as of December 31, 2025. Customers J and B accounted for 12% and 10%, respectively, of the Company’s accounts receivable, net balance as of December 31, 2024.
Inventories
The Company’s inventories consist primarily of finished goods and are stated at the lower of cost or net realizable value with cost determined on a first-in, first-out basis. Provisions are made if the cost of the inventories exceeds their net realizable value. The Company evaluates inventory levels for excess and obsolete products, based on its assessment of future demand and market conditions. The Company recognized inventory provisions charged to the Cost of revenue, Devices, of $56.5 million, $9.5 million, and $1.7 million for the years ended December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025 and 2024, the ending inventory reserve was $29.3 million and $28.7 million, respectively.
In addition, the Company records a liability for expected losses on firm, noncancelable, and unconditional purchase commitments with contract manufacturers and suppliers. The Company recorded losses on purchase commitments, recorded in Cost of revenue, devices, of $0.7 million, $34.3 million, and $19.7 million during the years ended December 31, 2025, 2024, and 2023, respectively. The associated liabilities related to the anticipated losses on firm purchase commitments were immaterial as of December 31, 2025 and 2024.
Business Combinations
The Company determines whether a transaction meets the definition of a business combination before applying the acquisition method of accounting to that transaction. The Company recognizes and measures tangible and intangible assets acquired and liabilities assumed based on their acquisition date fair values. The excess of the fair value of purchase consideration over the fair values of identifiable assets and liabilities is recorded as goodwill. The operating results of acquired businesses are included in the Company’s consolidated statements of operations from their acquisition date. Acquisition-related expenses and certain acquisition restructuring and other related charges are recognized separately from the business combination and are expensed as incurred. Contingent consideration classified as a liability is recognized at fair value as of the acquisition date with subsequent fair value adjustments recorded in the consolidated statements of operations.
While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, such estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to consideration transferred, and to the assets acquired and liabilities assumed with the corresponding offset to goodwill. In addition, uncertain tax positions and tax-related valuation allowances are initially recorded in connection with a business combination as of the acquisition date. The Company continues to collect information and reevaluates these estimates and assumptions throughout the measurement period, recording any adjustments to the Company’s preliminary estimates with a corresponding offset to goodwill as necessary. Upon the conclusion of the measurement period or the final determination of the values of consideration transferred, and assets acquired and liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.
Intangible Assets
Intangible assets acquired through business combinations are recorded at their fair values as of the acquisition date. Intangible assets are amortized over their estimated useful lives in proportion to the economic benefits received. The Company evaluates the estimated remaining useful lives of its intangible assets annually and when events or changes in circumstances warrant a revision to the remaining periods of amortization.
Impairment Assessments
The Company evaluates goodwill and indefinite-lived intangible assets, for possible impairment at least annually during the fourth quarter of each fiscal year or more often, if and when circumstances indicate that goodwill or indefinite-lived intangible assets may be impaired. This includes but is not limited to significant adverse changes in the business climate, market conditions, or other events that indicate that it is more likely than not that the fair value of a reporting unit or indefinite lived-intangible asset is less than its carrying value.
The Company reviews long-lived assets, including property and equipment, right-of-use assets, and intangible assets with finite lives for impairment when events or changes in business circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. The Company assesses the recoverability of an asset or asset group based on their estimated undiscounted future cash flows directly associated with their use and eventual disposition. If the asset or asset group is not recoverable, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the asset or asset group.
The Company did not recognize any impairment for goodwill or intangible assets in any of the periods reported.
During the year ended December 31, 2025, the Company recognized an impairment charge of $2.9 million for operating lease right-of-use assets associated with the leased office facilities that are part of its restructuring efforts. During the year ended December 31, 2024, the Company recognized an impairment charge of $22.6 million for operating lease right-of-use assets and an impairment charge of $7.0 million for property and equipment related to a decision to cease the use of certain office facilities and related property and equipment. During the year ended December 31, 2023, the Company recognized an impairment charge of $131.6 million for operating lease right-of-use assets and an impairment charge of $72.3 million for property and equipment related to a decision to sublease and cease the use of certain office facilities and related property and equipment. See Note 18 for additional details.
Content Assets
The Company recognizes content assets (licensed and produced) as Content assets, net on the consolidated balance sheets. For licensed content, the cost per title is capitalized along with a corresponding liability when the license period begins, the content is available for streaming and when the fee is determinable. For produced content, all direct production costs are capitalized. Payment terms for certain licensed content require advanced payments which are reflected in Prepaid expenses and other current assets.
The amortization expense for content assets (licensed and produced) is based on projected usage which results in accelerated or straight-lined patterns depending on the nature of the content. Projected usage is mainly based on historical and projected viewing patterns. Amortization of content assets is primarily included in Cost of revenue, advertising in the consolidated statements of operations.
Content assets (licensed and produced) are primarily monetized together as a unit, referred to as a film group. The film group is evaluated for impairment whenever an event occurs, or circumstances change, indicating the fair value is less than the carrying value. The Company reviews various qualitative factors and indicators to assess whether the film group is impaired. The Company did not recognize any impairment of content assets during the years ended December 31, 2025 and December 31, 2024. During the year ended December 31, 2023, the Company recognized impairment charges of $65.5 million related to restructuring activities. See Note 18 for additional details.
Revenue Recognition
Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those goods or services. The Company’s contracts include various products or services or a combination of both, which are generally capable of being distinct and are accounted for as separate performance obligations. The Company’s contracts often contain multiple distinct performance obligations.
The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract which may include fixed consideration or variable consideration. At the inception of each arrangement, the Company evaluates the likelihood that the payments will be collected. When arrangements have variable consideration, the Company utilizes the expected value method to estimate the amount expected to be received. The amount of variable consideration that is included in the transaction price is constrained to the extent that it is probable a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. The estimate of the variable consideration is based on the assessment of historical, current, and forecasted performance noted and expected from the performance obligation.
In arrangements with multiple performance obligations, the estimated transaction price of each contract is allocated to each distinct performance obligation based on relative stand-alone selling price. For performance obligations routinely sold separately, the Company determines the stand-alone selling price based on prices charged to customers for individual products in consideration with historical and expected discounting practices, the size, and volume of transactions, geographic location, and go-to-market strategy. For those performance obligations that are not routinely sold separately, the Company determines the stand-alone selling price using information that may include market conditions and other observable inputs.
When the Company’s arrangements involve third-party goods and services, it evaluates whether the Company is the principal, and reports revenue on a gross basis, or an agent, and reports revenue on a net basis. In this assessment, the Company considers if it obtains control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, inventory risk, and discretion in establishing price.
Revenue is recorded net of taxes collected from customers which are subsequently remitted to the relevant government authority. The Company does not capitalize any cost associated with contract acquisition because it applies a practical expedient and expenses commissions when incurred as most direct contract acquisition costs relate to contracts that are recognized over a period of one year or less. Sales commissions are included in Sales and marketing expenses in the consolidated statements of operations. The as-invoiced practical expedient is applied when the amount of consideration the Company has a right to invoice corresponds directly with the value to the customer of the entity’s performance completed to date.
Nature of Products and Services
Advertising segment:
The Company generates Advertising revenue from the sale of digital advertising, including direct and programmatic video advertising, ads integrated into our UI, and related services.
The Company sells digital advertising to advertisers directly or through advertising agencies or third-party demand and supply-side platforms and to content partners for their media and entertainment promotions. Advertising arrangements include video and display advertising delivered through advertising impressions which include multiple performance obligations that are distinct advertising products. For such arrangements, the Company allocates revenue to each distinct performance obligation based on their relative stand-alone selling price. The Company recognizes revenue either on a gross or net basis for digital advertising based on its determination as to whether it is acting as the principal in the revenue generation process or as an agent. Where the Company is the principal, it controls the advertising inventory before it is transferred to its customers. This is further supported by the Company being primarily responsible to its customers for the fulfillment and having a level of discretion in establishing pricing. The Company recognizes video and display advertising revenues primarily when the ad is delivered.
Subscriptions segment:
The Company generates Subscriptions revenue primarily from the sale of subscriptions to end users, including the sale of Premium Subscriptions, the sale of owned and operated subscription services, and revenue from content distribution arrangements, which primarily includes subscription revenue shares from content partners and the sale of branded app buttons on remote controls.
The Company’s content distribution arrangements within its Subscriptions segment include cash or non-cash consideration. The content distribution arrangements generally apply to new subscriptions for accounts that sign up for new services and at the time of a movie rental or purchase. Revenue is recognized on a net basis as the Company is deemed to be the agent between content partners and end users. Revenue is recognized on a time elapsed basis, by day, as the services are delivered over the contractual distribution term. Non-cash consideration is usually in the form of advertising inventory, the fair value of which is determined based on relevant internal and third-party data. Certain content distribution arrangements also include sales of branded app buttons on remote controls of streaming devices that provide one-touch access to a content partner’s content. The Company typically receives a fixed fee per button for each unit sold over a defined distribution period. Revenue is recognized on a time elapsed basis, by day, over the distribution term.
The Company sells Premium Subscriptions for premium content on The Roku Channel for varying fees for different content. Revenue from such Premium Subscription fees is recognized on a gross basis over the service period as the Company is deemed to be the principal in the relationship with the end user. The Company obtains control of the content before transferring to the end user and has latitude in establishing pricing. The Company pays fixed fees per subscriber or fixed percentage of revenue share to the providers of premium content on The Roku Channel based on the contractual arrangement and recognizes that in Cost of revenue, subscriptions.
Devices segment:
The Company generates Devices revenue from the sale of streaming players, Roku-made TVs, smart home products and services, audio products, and related accessories.
The Company sells the majority of its devices in the U.S. through retailers and distributors as well as through the Company’s website. Devices revenue primarily consists of hardware, embedded software, and unspecified upgrades and updates on a when-and-if available basis. The hardware and embedded software are considered as one performance obligation and revenue is recognized at a point in time when the control transfers to the customer. Unspecified upgrades and updates are available to customers on a when-and-if available basis. The Company records the allocated value of the unspecified upgrades and updates as deferred revenue and recognizes it as Devices revenue ratably on a time elapsed basis over the estimated economic life of the associated products.
The Company’s Devices revenue includes allowances for sales returns and sales incentives in the estimated transaction price. These estimates are based on historical experience and anticipated performance. Shipping charges billed to customers are included in Devices revenue and the related shipping costs are included in Cost of revenue, devices.
Leases
The Company determines if an arrangement contains a lease at its inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, accrued liabilities, and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future lease payments. The Company takes into consideration its credit rating and the length of the lease when calculating the incremental borrowing rate. The Company considers the options to extend or terminate the lease in determining the lease term when it is reasonably certain to exercise one of the options.
The Company has lease agreements with lease and non-lease components. For its office building leases, the Company has elected to apply the practical expedient and account for the lease and non-lease components as a single lease component for all leases, where applicable. Non-lease components included within the combined component typically represent common area maintenance and utilities, and are variable payments based on actual costs.
The Company also subleases a portion of its available office space in connection with its restructuring efforts. The subleases are each classified as operating, consistent with their head lease classification. The combined lease and non-lease components are accounted for under Accounting Standards Codification Topic 842, Leases. Lease payments are recognized on a straight-line basis beginning after the commencement date of the sublease, and offset against the related head lease expense within operating expenses.
Fair Value of Financial Instruments
The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company applies fair value accounting for all assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements. The carrying amounts reported in the consolidated financial statements for cash and cash equivalents, short-term investments, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short-term nature. The Company elected to apply the fair value option on its investment in convertible promissory notes and it was measured at fair value on a recurring basis using Level 3 inputs.
Property and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, generally ranging between 18 months and five years. Leasehold improvements are amortized over the shorter of the lease term or their estimated useful lives, which range from one to eleven years.
The Company capitalizes costs to develop its internal-use software. Costs that relate to the planning and post-implementation phases of development are expensed as incurred. Costs are capitalized when preliminary efforts are successfully completed, management has authorized and committed to funding the project, and it is probable that the project will be completed and will be used as intended. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized. Software development costs and the related amortization expenses are not material for any of the periods presented.
Deferred Revenue
The Company’s deferred revenue reflects fees billed or received in advance of revenue recognition from products or services. Deferred revenue is recognized as revenue when transfer of control to customers has occurred. Deferred revenue balances primarily consist of the amount of Devices revenue allocated to unspecified upgrades and updates on a when-and-if available basis, and advance billings to and payments from advertisers and content partners, where performance obligations are not yet fulfilled. Deferred revenue expected to be realized within one year is classified as a current liability and the remaining is recorded as a non-current liability.
Advertising Expenses
Advertising expenses are recognized when incurred and are included in Sales and marketing expense in the consolidated statements of operations. The Company incurred advertising expenses of $28.8 million, $9.7 million, and $3.7 million for the years ended December 31, 2025, 2024, and 2023, respectively.
Stock-Based Compensation
The Company measures compensation expense for all stock-based awards, including restricted stock units and stock options granted to employees, based on the estimated fair value of the award on the date of grant. For restricted stock units, the grant date fair value is based on the closing market price of the Company’s Class A common stock on the date of grant. The fair value of each stock option is estimated using the Black-Scholes option pricing model. The Company accounts for forfeitures as they occur. Stock-based compensation is recognized on a straight-line basis over the requisite vesting period.
The Black-Scholes option pricing model used to fair value stock options include the following assumptions:
•Fair Value of Our Common Stock. The Company uses the closing market price of its Class A common stock as reported on The Nasdaq Global Select Market on the date of grant.
•Expected Term. The expected term of employee stock options represents the weighted-average period that the stock options are expected to remain outstanding. The Company uses the simplified calculation of the expected term, which reflects weighted-average time to vest and the contractual life of the stock options granted.
•Volatility. The expected volatility is derived from a weighted average of the historical volatility of the Company’s Class A common stock price and the stock price volatilities of several peer companies which are similar in size and/or operational and economic activities.
•Risk-free Rate. The risk-free interest rate is based on the yields of U.S. Treasury securities with maturities similar to the expected term for each of the Company’s stock options.
•Dividend Yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.
Income Taxes
The Company accounts for income taxes using an asset and liability approach. Deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities using the enacted tax rates. Valuation allowances are established when necessary to reduce deferred tax assets on a more likely than not basis, to the amount that is expected to be realized in the future. The Company recognizes tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions as a component of the provision for income taxes.
Recently Adopted Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires incremental income tax disclosures that increase the transparency and usefulness of income tax disclosures. The updated disclosures primarily require specific categories and greater disaggregation within the rate reconciliation, disaggregation of income taxes paid, and modifications of other income tax-related disclosures. The Company adopted this guidance prospectively effective January 1, 2025. The adoption impacted the presentation and disclosure of income taxes but did not have a material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements
In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which simplifies the capitalization guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The guidance is effective for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years on a retrospective, modified, or prospective basis. The Company is currently in the process of evaluating the effects of the new guidance.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient for the application of the current expected credit loss model to current accounts receivable and contract assets. The guidance is effective for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years on a prospective basis. The Company is currently in the process of evaluating the effects of the new guidance.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses, which requires additional disclosures of specific expense categories in the notes to the financial statements on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 on a retrospective or prospective basis. The Company is currently in the process of evaluating the effects of the new guidance.